Acquisitions - Summary of Intangible Assets (Details) (10K)	Oct. 05, 2018 USD ($)
Intangibles assets	$ 4,700,000
Market Related Intangibles [Member]
Intangibles assets	$ 170,000
Finite-lived intangible asset, useful life	5 years
Customer Relationships [Member]
Intangibles assets	$ 3,400,000
Finite-lived intangible asset, useful life	9 years
Patents [Member]
Intangibles assets	$ 1,030,000
Finite-lived intangible asset, useful life	11 years
Software [Member]
Intangibles assets	$ 100,000
Finite-lived intangible asset, useful life	4 years